Note 10 - Income Taxes - Income Tax Reconciliation (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statutory rate	21.00%	21.00%
Permanent differences	1.70%	(5.90%)
Valuation allowance	(26.50%)	(32.40%)
Foreign research incentives	5.40%	5.70%
Deferred true-up		16.30%
Other	3.80%	1.00%
Effective rate	5.40%	5.70%